Joint ventures and associated companies - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2021	Oct. 31, 2020
Associated companies [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Restricted net assets of subsidiaries, joint ventures and associates	$ 39	$ 38